J.P. Morgan Mortgage Trust 2023-HE3 ABS-15G

Exhibit 99.6

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

J.P. Morgan Acceptance Corporation II

383 Madison Avenue, 8th Floor

New York, New York 10179

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of J.P. Morgan Mortgage Trust 2023-HE3, Mortgage Pass-Through Certificates, Series 2023-HE3. J.P. Morgan Acceptance Corporation II (the ”Company”) is responsible for the information provided to us, including the information set forth in the Statistical Loan File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information related to the Statistical Loan File. Additionally, J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On November 21, 2023, representatives of the Company provided us with a mortgage loan listing with respect to 3,341 mortgage loans (the “Mortgage Loan Listing”). At your instruction, we randomly selected 675 mortgage loans from the Mortgage Loan Listing (the “Selected Loans”).

Further, on November 27, 2023, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout containing data with respect to 3,381 mortgage loans, including 655 of the 675 Selected Loans (the “Statistical Loan File”). The remaining 655 Selected Loans are hereinafter referred to as the “Sample Loans.”

At your instruction, we performed certain comparisons and recomputations for each of the Sample Loans relating to the mortgage loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Characteristics

1.         Loan number (for control purposes only)

2.         Origination date

3.         Loan type (fixed or adjustable)

4.         Balloon indicator (yes/no)

5.         Home equity line of credit limit

6.         Original interest rate

7.         First payment date

8.         Original term to maturity (months)

9.         Draw term (months)

10.       Property city

11.       Property state

12.       Property zip code

13.       Interest only term (months)

14.       Prepayment penalty term (if applicable)

15.       Occupancy status

16.       Self-employment flag

17.       Property type

18.       Appraisal report date

19.       Appraised value

20.       Loan purpose

21.       Sales price (if applicable)

22.       Borrower Score

23.       Co-Borrower Score (if applicable)

24.       Lien position

25.       Senior lien balance (if applicable)

26.       Maximum loan-to-value ratio

27.       Maximum combined loan-to-value ratio

28.       Modification indicator (yes or no)

29.       Modification date*

30.       Index description**

31.       Gross margin**

32.       Maximum interest rate**

33.       Minimum interest rate**

34.       Initial periodic rate cap (change up)**

35.       Subsequent periodic rate cap**

36.       Initial fixed period**

* For Sample Loans that are modified loans and not a Recast Loan (as defined below) only

** For adjustable-rate loans only

We compared Characteristic 2. through 13. and Characteristics 30. through 36. to the corresponding information set forth on or derived from the respective “Home Equity Line of Credit Agreement”; Characteristic 14. to the Home Equity Line of Credit Agreement or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Characteristics 15. and 16. to the Residential Loan Application or Uniform Underwriting and Transmittal Summary (collectively, the “Application”); Characteristics 17. through 19. to the AVM Report, Uniform Residential Appraisal Report, Loan Product Advisor Full Feedback Certificate or the DU Underwriting Findings (collectively, the “Appraisal Report”); Characteristic 20. to the Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); Characteristic 21. (for those Sample Loans for which the “loan purpose” field appearing on the Statistical Loan File indicated a “Purchase”) to the Settlement Statement; Characteristics 22. and 23. to the “Credit Report”; Characteristic 24. to the Senior Lien Note, Mortgage Statement, Settlement Statement, Uniform Underwriting and Transmittal Summary, Subordination Agreement, Title Report or Loan Approval Summary (collectively, the “Lien Summary”); Characteristic 25. to the Lien Summary or the Credit Report; and Characteristics 28. and 29. to the corresponding information set forth on or derived from the Modification Agreement.

With respect to Characteristic 26., we recomputed the maximum loan-to-value ratio by dividing (a) the home equity line of credit limit (as set forth on the Home Equity Line of Credit Agreement) by either (b) in the case of a “Purchase” (as determined from the Settlement Statement), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “Cash Out” (as determined above or from the Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Characteristic 27., we recomputed the maximum combined loan-to-value ratio by dividing (a) the sum of (i) the home equity line of credit limit (as set forth on the Home Equity Line of Credit Agreement) (ii) the senior lien balance (as set forth on the Lien Summary or the Credit Report) and (iii) the “solar panel loan” (as set forth on the Lien Summary) by either (b) in the case of a “Purchase” (as determined from the Settlement Statement ), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “Cash Out” (as determined above or from the Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

•	with respect to Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

•	with respect to our comparison of Characteristic 7., we did not perform any procedures for the Sample Loans indicted in Appendix A;

•	with respect to Characteristic 17., a property type indicated on the Statistical Loan File as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•	with respect to Characteristic 17., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be “in agreement” with a “single family detached (non-PUD)” property (as set forth on Statistical Loan File);

•	with respect to Characteristics 17., 18. and 19. and for the recalculations of Characteristics 26. and 27., for those Sample Loans for which the Company provided us with two or more Appraisal Reports, we were instructed by the Company to use the most recently dated Appraisal Report or, to the extent that each such Appraisal Report indicated an appraisal report date within 12 months of the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

•	with respect to Characteristics 22. and 23., if three scores were observed on the Credit Report, we used the median score or, if two scores were observed on the Credit Report, we used the lower score;

•	with respect to our comparison of Characteristic 25., differences of $1.00 or less are deemed to be “in agreement;”

•	with respect to Characteristics 26. and 27., differences of 1.000% or less are deemed to be “in agreement;”

•	with respect to Characteristic 28., for those Sample Loans where we observed the existence of a Modification Agreement, we compared a modification indicator of (i) “no” to the corresponding information set forth on the Statistical Loan File if the respective Modification Agreement indicates (a) a modification that reduces the “monthly P&I payment” of such Sample Loan and (b) the interest rate and “maturity date” set forth on the Modification Agreement is in agreement with the Note (a “Recast Loan”) and (ii) “yes” to the corresponding information set forth on the Statistical Loan File if such Sample Loan is not a Recast Loan; and

•	with respect to Characteristic 29., differences of one day are deemed to be “in agreement.”

The loan documents described above, and any other related documents used in support of the Characteristics, were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform and we did not perform any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments and reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above-mentioned Loan Documents, except as described in Appendix B. Supplemental information is contained on Appendix C.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned information, assumptions or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information set forth in the Statistical Loan File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

December 13, 2023

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated December 13, 2023.

In applying our agreed-upon procedures as outlined above, we did not perform any procedures with respect to Characteristic 7. for the following Sample Loans:

303902373
303909104
303909108
304008293
304009574
304043919
303902386
303902770

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated December 13, 2023.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	One difference for original interest rate.
2	Six differences for first payment date.
3	Six differences for draw term.
4	Two differences for property type.
5	Twenty-three differences for appraisal report date.
6	One difference for appraised value.
7	One difference for sales price.
8	One difference for Borrower Score.
9	Three differences for senior lien balance.
10	Two differences for maximum combined loan-to-value ratio.
11	One difference for index description.
12	One difference for initial periodic rate cap.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated December 13, 2023 (Redacted).

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents

1	304043853	Original interest rate	9.000%	9.250%
2	304040536	First payment date	[REDACTED]	[REDACTED]
2	304026062	First payment date	[REDACTED]	[REDACTED]
2	304026693	First payment date	[REDACTED]	[REDACTED]
2	304055126	First payment date	[REDACTED]	[REDACTED]
2	304055170	First payment date	[REDACTED]	[REDACTED]
2	304055196	First payment date	[REDACTED]	[REDACTED]
3	303946060	Draw term	120 months	36 months
3	303947449	Draw term	120 months	36 months
3	303945411	Draw term	120 months	36 months
3	303945502	Draw term	120 months	36 months
3	303946035	Draw term	120 months	36 months
3	303948730	Draw term	120 months	36 months
4	304038661	Property type	planned unit development	APUD
4	304040863	Property type	1 Family Attached	single family detached (non-PUD)
5	303955101	Appraisal report date	[REDACTED]	[REDACTED]
5	303973382	Appraisal report date	[REDACTED]	[REDACTED]
5	303902386	Appraisal report date	[REDACTED]	[REDACTED]
5	304020338	Appraisal report date	[REDACTED]	[REDACTED]
5	304025926	Appraisal report date	[REDACTED]	[REDACTED]
5	304028023	Appraisal report date	[REDACTED]	[REDACTED]
5	304028690	Appraisal report date	[REDACTED]	[REDACTED]
5	304029211	Appraisal report date	[REDACTED]	[REDACTED]
5	304029343	Appraisal report date	[REDACTED]	[REDACTED]
5	304033525	Appraisal report date	[REDACTED]	[REDACTED]
5	304035080	Appraisal report date	[REDACTED]	[REDACTED]
5	304037322	Appraisal report date	[REDACTED]	[REDACTED]
5	304037973	Appraisal report date	[REDACTED]	[REDACTED]
5	304044678	Appraisal report date	[REDACTED]	[REDACTED]
5	304052706	Appraisal report date	[REDACTED]	[REDACTED]
5	304053070	Appraisal report date	[REDACTED]	[REDACTED]
5	304054117	Appraisal report date	[REDACTED]	[REDACTED]
5	304059239	Appraisal report date	[REDACTED]	[REDACTED]
5	304059424	Appraisal report date	[REDACTED]	[REDACTED]
5	304059934	Appraisal report date	[REDACTED]	[REDACTED]
5	304060152	Appraisal report date	[REDACTED]	[REDACTED]

Exception Description Number	Sample Loan Number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents

5	304060332	Appraisal report date	[REDACTED]	[REDACTED]
5	304061426	Appraisal report date	[REDACTED]	[REDACTED]
6	304038486	Appraised value	[REDACTED]	[REDACTED]
7	304033587	Sales price	[REDACTED]	[REDACTED]
8	303955020	Borrower Score	795	758
9	303902373	Senior lien balance	$700,000.00	$726,000.00
9	303929535	Senior lien balance	$671,000.00	$643,168.40
9	304033561	Senior lien balance	$1,399,188.42	$1,399,118.42
10	303902373	Maximum combined loan-to-value ratio	76.000%	78.080%
10	303929535	Maximum combined loan-to-value ratio	77.609%	74.969%
11	303902373	Index description	Not provided	Bank Prime Loan Rate
12	304043853	Initial periodic rate cap	9.00000%	8.75000%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.